Capital - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contract Assets And Contract Liabilities [Line Items]
Unappropriated retained earnings	₩ 213,318	₩ 147,371